Unaudited condensed consolidated statement of loss and other comprehensive loss - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Research and development expenses	€ (35,000,168)	€ (29,607,908)	€ (65,161,330)	€ (60,522,301)
General and administrative expenses	(15,788,119)	(10,765,189)	(29,898,958)	(22,037,107)
Total operating expenses	(50,788,287)	(40,373,097)	(95,060,288)	(82,559,408)
Finance income/ (expense)	3,547,758	(4,904,807)	8,892,193	(8,756,652)
Loss before income tax	(47,240,529)	(45,277,904)	(86,168,095)	(91,316,060)
Income taxes	(602,200)	(202,782)	(875,307)	(505,449)
Net Loss	(47,842,729)	(45,480,686)	(87,043,402)	(91,821,509)
Items that may be reclassified to profit or loss:
Exchange (losses) gains arising on translation of foreign operations	638,093	(261,162)	738,943	(389,917)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (47,204,636)	€ (45,741,848)	€ (86,304,459)	€ (92,211,426)
Loss per share attributable to the equity holders of the Company during the periods
Basic loss per share	€ (0.7)	€ (0.83)	€ (1.31)	€ (1.68)
Diluted loss per share	€ (0.7)	€ (0.83)	€ (1.31)	€ (1.68)